Fair Value of Financial Instruments and Derivative Instruments Interest Rate Derivatives (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Notional amount	$ 0	$ 71,309
Marindou | Interest Rate Swap
Derivative [Line Items]
Fixed interest rate	1.60%
Notional amount	$ 0	18,109
Petra | Interest Rate Swap
Derivative [Line Items]
Fixed interest rate	0.98%
Notional amount	$ 0	14,000
Pemer | Interest Rate Swap
Derivative [Line Items]
Fixed interest rate	0.9475%
Notional amount	$ 0	14,000
Avstes | Interest Rate Swap
Derivative [Line Items]
Fixed interest rate	1.35%
Notional amount	$ 0	14,000
Shikoku | Interest Rate Swap
Derivative [Line Items]
Fixed interest rate	1.25%
Notional amount	$ 0	$ 11,200